UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08727

SunAmerica Senior Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1.	Reports to Stockholders

ANNUAL REPORT 2020

AIG

Senior Floating

Rate Fund

aig.com/funds

December 31, 2020                ANNUAL REPORT

Shareholders’ Letter

Dear Shareholders:

All of us at Wellington Management Company, AIG and SunAmerica Asset Management hope this annual report finds you and yours safe and well during these challenging times.

As the COVID-19 pandemic continues to evolve, know that we remain focused on serving our Fund shareholders. As such, we are pleased to present this annual report for the AIG Senior Floating Rate Fund, Inc. (the “Fund”) for the 12 months ended December 31, 2020.

Overall, fixed income markets generated solid positive returns during the annual period. In most markets, sovereign yields declined to record lows during the first half of 2020, as the COVID-19 pandemic sparked fears of a global recession and then remained range-bound near these lows, supported by central bank purchase programs. During the second half of the annual period, sovereign yield curves generally steepened, as accommodative central bank policies anchored front-end yields, while the prospect of additional fiscal stimulus lifted inflation expectations.

On the monetary policy front, most global central banks initiated aggressive stimulus measures with large-scale asset purchases and emergency rate cuts during the first quarter of 2020 to help combat the economic impacts of the COVID-19 pandemic. The U.S. Federal Reserve (the Fed) cut rates to zero; committed to buy an unlimited amount of U.S. Treasury and agency mortgage-backed securities; increased the size and scope of its asset purchase program to include corporate bonds, agency commercial mortgage-backed securities and commercial paper; and also supported the municipal funding market. The European Central Bank (ECB) launched a massive asset purchase program – which included non-financial commercial paper for the first time – and eased collateral rules. Many other developed market central banks also added accommodation, while several emerging markets central banks embarked on quantitative easing for the first time. During the second quarter, the Fed amplified its policy response and announced a trillion-dollar lending program, which included high yield bonds. The ECB announced more generous terms for its targeted longer-term refinancing operations. The Bank of England announced an extension of the U.K. government’s overdraft facility and increased its bond purchases. Norway’s central bank cut its policy rate to zero, and Sweden’s Riksbank expanded its quantitative easing program. In the third calendar quarter, the Fed extended its emergency liquidity provisions through the end of 2020 and unveiled a new inflation policy framework that will allow inflation to modestly exceed 2% without a hawkish1 policy response. The ECB announced it would ease bank regulations to free up capital to boost lending. Global central banks maintained highly accommodative policy stances through the fourth quarter of 2020, including the ECB extending its pandemic emergency purchase program through at least March 2022.

Corporate bonds performed strongly for the annual period overall. However, during the first quarter, corporate bonds were challenged amid expectations that declining economic activity and supply-chain disruptions would cause credit fundamentals to deteriorate. For the remainder of the year, the performance of corporate bonds generally improved given the unprecedented speed and magnitude of stimulus measures enacted by global governments and central banks to counter the economic and financial market weakness in the short term. Corporate bond performance was further supported as the year progressed by countries gradually emerging from lockdowns, COVID-19 vaccine developments progressing and strong demand, even as corporate issuance set records for the year. The U.S. dollar strengthened versus most currencies during the first quarter of 2020 but then weakened against most currencies in the remaining three quarters of the annual period.

Amid this backdrop, floating rate loans, as represented by the S&P/LSTA Leveraged Loan Index (“LLI”)*, returned 3.12% during the annual period ended December 31, 2020, underperforming the broad U.S. fixed income market. The Bloomberg Barclays U.S. Aggregate Bond Index* returned 7.51% for the same time period.

Within the floating rate loan market, higher quality issuers outperformed in the first quarter of 2020, but lower quality issuers outperformed in each of the subsequent three quarters of the annual period. The sector’s overall credit fundamentals

2

December 31, 2020                ANNUAL REPORT

Shareholders’ Letter — (continued)

weakened. By the third calendar quarter, however, we started to see some stabilization in fundamentals, although we did not expect leverage to improve to 2019 levels in the near term. Still, we believed bank loan valuations were attractive for long-term investors, more than adequately compensating investors for downside risks. Further, at the end of the annual period, we saw potential for further capital appreciation. Technicals, or supply/demand factors, remained rather supportive. Bank loan mutual funds experienced outflows of $27.8 billion during 2020, less than the $42.7 billion during 2019.** Offsetting these outflows was gross U.S. collateralized loan obligation (“CLO”) volume, one of the main sources of demand for bank loans, which totaled $91.6 billion for the 12-month period†, trailing last year’s pace of $118.3 billion but still strong. At the end of the annual period, retail outflows appeared to have moderated, and we anticipated a favorable technical backdrop going forward given strong CLO demand and limited new issue supply. The trailing 12-month loan default rate, examined by principal amount, was 3.83% at the end of the annual period, as compared to 3.5% at the end of 2019.†† At the end of the annual period, we expected defaults, which had reached a trailing 12-month loan default rate, examined by principal amount, of 6.7% at the end of June 2020, to continue to decline.

On the following pages, you will find a brief discussion regarding the Fund’s annual results. You will also find financial statements and portfolio information for the Fund for the annual period ended December 31, 2020.

As always, we remain diligent in the management of your assets. If you have any questions, or require additional information on this or other AIG Funds, we invite you to visit our website, www.aig.com/funds, or call the Shareholder Services Department at 800-858-8850. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

THE AIG SENIOR FLOATING RATE FUND PORTFOLIO MANAGER

Jeffrey W. Heuer

Wellington Management Company LLP

Past performance is no guarantee of future results.

*	The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilized real-time market weightings, spreads and interest payments. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

**	Source: Lipper, Inc.

†	Source: S&P.

††	Source: S&P Leveraged Commentary & Data.

1	Hawkish tends to suggest higher interest rates; opposite of dovish.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund’s ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g. unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

3

SunAmerica Senior Floating Rate Fund, Inc.

EXPENSE EXAMPLE — December 31, 2020 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of the AIG Senior Floating Rate Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 1, 2020 and held until December 31, 2020.

Actual Expenses

The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2020” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2020” column and the “Annualized Expense Ratio” column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended December 31, 2020” column and the “Annualized Expense Ratio” column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund’s prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended December 31, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2020” column and the “Annualized Expense Ratio” column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended December 31, 2020” column and the “Annualized Expense Ratio” column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund’s prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended December 31, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund’s prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

4

SunAmerica Senior Floating Rate Fund, Inc.

EXPENSE EXAMPLE — December 31, 2020 — (unaudited) (continued)

	Actual			Hypothetical
	Beginning Account Value at July 1, 2020	Ending Account Value Using Actual Return at December 31, 2020	Expenses Paid During the Six Months Ended December 31, 2020*	Beginning Account Value at July 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at December 31, 2020*	Expenses Paid During the Six Months Ended December 31, 2020*	Annualized Expense Ratio*
AIG Senior Floating Rate Fund#
Class A	$1,000.00	$1,060.71	$5.28	$1,000.00	$1,020.01	$5.18	1.02%
Class C	$1,000.00	$1,060.19	$7.35	$1,000.00	$1,018.00	$7.20	1.42%
Class W	$1,000.00	$1,063.05	$4.25	$1,000.00	$1,021.01	$4.17	0.82%

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.

#

During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2020” and the “Annualized Expense Ratio” would have been higher.

5

SunAmerica Senior Floating Rate Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES — December 31, 2020

AIG Senior Floating Rate Fund
ASSETS:
Investments at value (unaffiliated)*	$147,069,476
Repurchase agreements (cost approximates value)	5,035,000
Cash	85,404
Foreign cash*	602,345
Due from broker	860
Receivable for:
Fund shares sold	17,020
Dividends and interest	705,901
Investments sold	542,463
Investments sold on an extended settlement basis	3,369,555
Prepaid expenses and other assets	10,695
Due from investment adviser for expense reimbursements/fee waivers	86,830
Unrealized appreciation on forward foreign currency contracts	1,191

Total assets	157,526,740

LIABILITIES:
Payable for:
Fund shares redeemed	273,050
Investments purchased	1,362
Investments purchased on an extended settlement basis	6,866,733
Investment advisory and management fees	108,267
Distribution and service maintenance fees	54,107
Administration fees	25,475
Transfer agent fees and expenses	36,271
Directors’ fees and expenses	261
Other accrued expenses	253,753
Dividends payable	44,452
Unrealized depreciation on forward foreign currency contracts	78,622

Total liabilities	7,742,353

Net Assets	$149,784,387

NET ASSETS REPRESENTED BY:
Common stock, $0.01 par value	$193,972
Additional paid-in capital	190,119,683

190,313,655
Total accumulated earnings (loss)	(40,529,268)

Net Assets	$149,784,387

Class A:
Net assets	$97,516,577
Shares outstanding	12,631,238
Net asset value and redemption price per share	$7.72
Maximum sales charge (3.00% of offering price)	0.24

Maximum offering price to public	$7.96

Class C:
Net assets	$36,783,139
Shares outstanding	4,767,368
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charges)	$7.72

Class W:
Net assets	$15,484,671
Shares outstanding	1,998,564
Net asset value, offering and redemption price per share	$7.75

*Cost
Investments securities (unaffiliated)	$148,742,477

Foreign cash	$602,986

See Notes to Financial Statements

6

SunAmerica Senior Floating Rate Fund, Inc.

STATEMENT OF OPERATIONS — For the year ended December 31, 2020

AIG Senior Floating Rate Fund
INVESTMENT INCOME:
Interest (unaffiliated)	$6,884,459
Dividends (unaffiliated)	27,191
Facility and other fee income (Note 2)	128,402

Total investment income	7,040,052

EXPENSES:
Investment advisory and management fees	1,404,382
Administrative fees	330,443
Distribution and account maintenance fees:
Class A	312,959
Class C	402,053
Service fees:
Class W	32,068
Transfer agent fees and expenses:
Class A	218,178
Class C	130,217
Class W	48,366
Registration fees:
Class A	25,688
Class C	25,721
Class W	17,953
Custodian and accounting fees	80,166
Reports to shareholders	62,475
Audit and tax fees	124,567
Legal fees	68,319
Directors’ fees and expenses	55,386
Other expenses	33,398

Total expenses before fee waivers and expense reimbursements	3,372,339
Fees waived and expenses reimbursed by investment adviser (Note 5)	(1,515,401)

Net expenses	1,856,938

Net investment income (loss)	5,183,114

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	(11,252,504)
Forward contracts	(1,105,797)
Net realized foreign exchange gain (loss) on other assets and liabilities	132,332

Net realized gain (loss) on investments and foreign currencies	(12,225,969)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	4,905,315
Forward contracts	2,153
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(81,405)

Net unrealized gain (loss) on investments and foreign currencies	4,826,063

Net realized and unrealized gain (loss) on investments and foreign currencies	(7,399,906)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,216,792)

See Notes to Financial Statements.

7

SunAmerica Senior Floating Rate Fund, Inc.

STATEMENT OF CHANGES IN NET ASSETS

	AIG Senior Floating Rate Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,183,114	$10,409,916
Net realized gain (loss) on investments and foreign currencies	(12,225,969)	(2,036,314)
Net unrealized gain (loss) on investments and foreign currencies	4,826,063	8,433,667

Net increase (decrease) in net assets resulting from operations	(2,216,792)	16,807,269

Distributions to shareholders from:
Distributable earnings (Class A)	(2,317,533)	(5,151,087)
Distributable earnings (Class C)	(1,243,493)	(3,796,099)
Distributable earnings (Class W)	(627,930)	(1,877,654)
Return of capital (Class A)	(329,282)	—
Return of capital (Class C)	(176,679)	—
Return of capital (Class W)	(89,218)	—

Total distributions to shareholders	(4,784,135)	(10,824,840)

Net increase (decrease) in net assets resulting from capital share transactions (Note3)	(48,837,547)	(37,881,251)

Total increase (decrease) in net assets	(55,838,474)	(31,898,822)
NET ASSETS:
Beginning of period	205,622,861	237,521,683

End of period	$149,784,387	$205,622,861

See Notes to Financial Statements

8

SunAmerica Senior Floating Rate Fund, Inc.

FINANCIAL HIGHLIGHTS

AIG Senior Floating Rate Fund
Period Ended	Net Asset Value, beginning of period	Net investment income(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of Capital	Dividends from net realized gains on investments	Total Distri- butions	Net Asset Value, end of period	Total Return(2)	Net Assets, end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)		Portfolio Turnover

Class A
12/31/16	$7.61	$0.31	$0.44	$0.75	$(0.30)	—	$—	$(0.30)	$8.06	10.08%	$131,640	1.45%		3.95%		60%
12/31/17	8.06	0.30	0.03	0.33	(0.30)	—	—	(0.30)	8.09	4.14	93,346	1.45		3.69		68
12/31/18	8.09	0.33	(0.36)	(0.03)	(0.35)	—	—	(0.35)	7.71	(0.41)	113,869	1.22		4.21		44
12/31/19	7.71	0.36	0.21	0.57	(0.38)	—	—	(0.38)	7.90	7.49	95,402	1.02		4.59		34
12/31/20	7.90	0.24	(0.20)	0.04	(0.19)	(0.03)	—	(0.22)	7.72	0.64	97,517	1.02		3.17		51

Class C
12/31/16	$7.60	$0.29	$0.44	$0.73	$(0.28)	—	$—	$(0.28)	$8.05	9.76%	$155,688	1.75%		3.68%		60%
12/31/17	8.05	0.28	0.03	0.31	(0.27)	—	—	(0.27)	8.09	3.96	135,902	1.75		3.38		68
12/31/18	8.09	0.31	(0.38)	(0.07)	(0.32)	—	—	(0.32)	7.70	(0.90)	95,038	1.61		3.77		44
12/31/19	7.70	0.34	0.20	0.54	(0.35)	—	—	(0.35)	7.89	7.08	73,506	1.42		4.19		34
12/31/20	7.89	0.23	(0.21)	0.02	(0.17)	(0.02)	—	(0.19)	7.72	0.38	36,783	1.42		2.92		51

Class W
04/20/17@-
12/31/17	$8.11	$0.25	$(0.03)	$0.22	$(0.22)	—	$—	$(0.22)	$8.11	2.69%	$19,790	1.25	%(4)	3.72	%(4)	68%
12/31/18	8.11	0.35	(0.37)	(0.02)	(0.37)	—	—	(0.37)	7.72	(0.34)	28,615	1.02		4.43		44
12/31/19	7.72	0.37	0.22	0.59	(0.39)	—	—	(0.39)	7.92	7.70	36,715	0.82		4.78		34
12/31/20	7.92	0.28	(0.21)	0.07	(0.21)	(0.03)	—	(0.24)	7.75	0.99	15,485	0.82		3.57		51

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)	Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (see Note 5):

	12/31/16	12/31/17		12/31/18	12/31/19	12/31/20
Class A	0.33%	0.38%		0.64%	0.81%	0.90%
Class C	0.42	0.48		0.65	0.81	0.94
Class W	—	0.50	(4)	0.69	0.85	0.94
(4)	Annualized
@	Inception date of class.

See Notes to Financial Statements

9

AIG Senior Floating Rate Fund

PORTFOLIO PROFILE — December 31, 2020 — (unaudited)

Industry Allocation*
Health Care Providers & Services	7.9%
Media	7.9
Software	7.5
Hotels, Restaurants & Leisure	5.8
Insurance	5.3
Chemicals	3.6
Commercial Services & Supplies	3.5
Diversified Telecommunication Services	3.5
Repurchase Agreements	3.4
Specialty Retail	3.4
Pharmaceuticals	3.3
Diversified Financial Services	3.2
Containers & Packaging	2.9
IT Services	2.9
Machinery	2.9
Registered Investment Companies	2.5
Oil, Gas & Consumable Fuels	2.4
Construction & Engineering	2.4
Food Products	2.3
Entertainment	2.3
Trading Companies & Distributors	1.8
Auto Components	1.7
Professional Services	1.7
Capital Markets	1.5
Internet & Direct Marketing Retail	1.3
Construction Materials	1.2
Airlines	1.1
Road & Rail	1.0
Building Products	1.0
Aerospace & Defense	0.9
Food & Staples Retailing	0.9
Personal Products	0.8
Multiline Retail	0.8
Diversified Consumer Services	0.8
Thrifts & Mortgage Finance	0.7
Electronic Equipment, Instruments & Components	0.7
Metals & Mining	0.7
Household Durables	0.6
Leisure Products	0.6
Real Estate Investment Trusts	0.6
Household Products	0.4
Gas Utilities	0.3
Industrial Conglomerates	0.3
Wireless Telecommunication Services	0.3
Life Sciences Tools & Services	0.3
Interactive Media & Services	0.2
Tech Hardware,Storage & Peripheral	0.2
Electric Utilities	0.2
Semiconductors & Semiconductor Equipment	0.1

101.6%

Credit Quality†#
Baa3	0.9%
Baa1	0.4
Ba3	13.9
Ba2	9.0
Ba1	5.5
B3	11.2
B2	27.1
B1	25.3
Caa3	0.5
Caa2	2.3
Caa1	3.2
Ca	0.6
Not Rated@	0.1

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

10

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — December 31, 2020

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date(2)	Principal Amount**	Value (Note 2)
LOANS(3)(4) — 88.1%
Aerospace & Defense — 0.9%
Maxar Technologies, Ltd.	BTL-B	B2	B	2.90%	1 ML+2.75%	10/04/2024	$366,464	$360,280
Spirit AeroSystems Inc.	BTL-B	Ba2	BB-	6.00	1 ML+5.25%	01/15/2025	140,000	141,050
TransDigm Group, Inc.	BTL-F	Ba3	B+	2.40	1 ML+2.25%	12/09/2025	858,982	840,924

								1,342,254

Airlines — 0.8%
JetBlue Airways Corp	BTL	Ba2	B+	6.25	3 ML+5.25%	06/17/2024	190,125	195,252
Mileage Plus Holdings LLC	BTL-B	Baa3	NR	6.25	3 ML+5.25%	06/25/2027	375,000	389,896
SkyMiles IP Ltd	BTL-B	Baa1	NR	4.75	3 ML+3.75%	10/20/2027	635,000	657,225

								1,242,373

Auto Components — 1.5%
Adient US LLC	BTL-B	Ba3	B+	4.40	1 ML+4.25%	05/06/2024	422,625	422,203
Adient US LLC	BTL-B	Ba3	B+	4.46	3 ML+4.25%	05/06/2024	143,750	143,606
First Brands Group LLC	BTL-B	B3	B	8.50	3 ML+7.50%	02/02/2024	677,542	674,154
Panther BF Aggregator 2 LP	BTL-B	B1	B	3.65	1 ML+3.50%	04/30/2026	484,821	482,397
Panther BF Aggregator 2 LP(9)	BTL-B	B1	B	3.75	1 ME+3.75%	04/30/2026	483,376	587,933

								2,310,293

Building Products — 0.8%
CP Atlas Buyer, Inc.	BTL-B1	B2	B	5.25	3 ML+4.50%	11/23/2027	330,000	330,103
CP Atlas Buyer, Inc.	Delayed Draw	B2	B	5.25	3 ML+4.50%	11/23/2027	115,000	115,036
NCI Building Systems, Inc.	BTL-B	B2	B+	3.90	1 ML+3.75%	04/12/2025	251,968	250,834
Wilsonart LLC	BTL-D	B2	B+	4.25	3 ML+3.25%	12/19/2023	541,443	540,766

								1,236,739

Capital Markets — 1.5%
Deerfield Dakota Holding LLC(9)	BTL-B	B2	B-	4.00	1 ME+4.00%	04/09/2027	496,877	604,227
Deerfield Dakota Holding LLC	BTL-B	B2	B-	4.75	3 ML+3.75%	04/09/2027	597,249	597,343
NFP Corp.	BTL	B1	B	3.40	1 ML+3.25%	02/15/2027	668,309	653,133
PAI Holdco, Inc.	BTL-B	B1	B	5.00	3 ML+4.00%	10/28/2027	345,000	345,431

								2,200,134

Chemicals — 3.6%
ASP Unifrax Holdings, Inc.	BTL-B1	Caa1	CCC+	4.00	3 ML+3.75%	12/12/2025	249,667	228,446
ASP Unifrax Holdings, Inc.	BTL-B2	Caa3	CCC	8.72	3 ML+8.50%	12/14/2026	375,000	315,000
Diamond (BC) BV	BTL	B1	B-	3.21	3 ML+3.00%	09/06/2024	887,550	872,850
Diamond (BC) BV(9)	BTL	B1	B-	3.25	3 ME+3.25%	09/06/2024	402,674	483,113
Diamond (BC) BV	BTL	B1	B-	6.00	3 ML+5.00%	09/06/2024	394,013	390,565
Hexion, Inc.	BTL	Ba3	B+	3.73	6 ML+3.50%	07/01/2026	388,705	386,275
Messer Industries GmbH	BTL-B1	B1	BB-	TBD		03/01/2026	405,390	401,779
SCIH Salt Holdings, Inc.	BTL-B	B3	B	5.50	3 ML+4.50%	03/16/2027	398,000	398,000
Starfruit Finco BV	BTL-B	B1	B+	3.15	1 ML+3.00%	10/01/2025	397,219	392,055
Tronox Finance LLC	BTL	Ba3	B+	3.15	1 ML+3.00%	09/23/2024	384,788	382,383
Tronox Finance LLC	BTL	Ba3	B+	3.15	3 ML+3.00%	09/23/2024	334,438	332,348
U.S. Coating Acquisition, Inc.	BTL-B2	Ba1	BBB-	2.00	3 ML+1.75%	06/01/2024	390,560	386,898
WR Grace & Co.	BTL-B1	Ba1	BBB-	2.00	3 ML+1.75%	04/03/2025	181,867	179,139
WR Grace & Co.	BTL-B2	Ba1	BBB-	2.00	3 ML+1.75%	04/03/2025	311,771	307,094

								5,455,945

Commercial Services & Supplies — 3.6%
Amentum Government Services Holdings LLC	BTL-B	B1	B	3.65	1 ML+3.50%	02/01/2027	532,325	528,998
Amentum Government Services Holdings LLC	BTL-B	B1	B	5.50	3 ML+4.75%	01/29/2027	400,000	401,500
APX Group, Inc.	BTL	B3	B-	5.15	1 ML+5.00%	12/31/2025	634,475	630,708
AVSC Holding Corp.	BTL-B1	Caa2	CCC	4.50	3 ML+3.50%	03/03/2025	399,576	338,974

11

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date(2)	Principal Amount**	Value (Note 2)
Commercial Services & Supplies (continued)
Brickman Group, Ltd.	BTL-B	B1	BB-	2.69%	1 ML+2.50%	08/15/2025	$443,424	$438,621
Brickman Group, Ltd.	BTL-B	B1	BB-	2.69	3 ML+2.50%	08/15/2025	550,502	544,538
Clean Harbors, Inc.	BTL	Ba1	BBB-	1.90	1 ML+1.75%	06/28/2024	533,626	531,624
Filtration Group Corporation	BTL	B3	B	4.50	1 ML+3.75%	03/29/2025	369,075	369,075
Techem Verwaltungsgesellschaft 675 mbH(9)	BTL-B4	B1	B+	2.63	6 ME+2.63%	07/15/2025	667,888	806,375
Verisure Holdings AB(9)	BTL-B	B1	B	4.00	6 ME+4.00%	07/20/2026	600,000	734,656

								5,325,069

Construction & Engineering — 1.9%
Brand Energy & Infrastructure Services, Inc.	1st Lien	B3	B-	5.25	3 ML+4.25%	06/21/2024	993,110	967,317
Hamilton Holdco, LLC	BTL-B	Ba1	BB+	2.26	3 ML+2.00%	01/02/2027	712,984	702,289
Power Buyer LLC	BTL	B3	B-	4.25	3 ML+3.25%	03/06/2025	607,203	600,119
Power Buyer LLC	2nd Lien	Caa2	CCC	8.25	3 ML+7.25%	03/06/2026	585,000	538,200

								2,807,925

Construction Materials —1.2%
Quikrete Holdings, Inc.	BTL	Ba3	BB-	2.65	1 ML+2.50%	02/01/2027	993,808	988,011
Summit Materials LLC	1st Lien	Ba1	BBB-	2.15	1 ML+2.00%	11/21/2024	882,700	876,448

								1,864,459

Containers & Packaging — 2.7%
Berlin Packaging LLC	BTL-B1	B3	B-	3.16	1 ML+3.00%	11/07/2025	513,184	504,132
Berlin Packaging LLC	BTL-B1	B3	B-	3.26	3 ML+3.00%	11/07/2025	3,004	2,951
Berry Plastics Holding Corp.	BTL-W	Ba2	BBB-	2.15	1 ML+2.00%	10/01/2022	299,624	299,119
Berry Plastics Holding Corp.	BTL-Y	Ba2	BBB-	2.15	1 ML+2.00%	07/01/2026	248,122	246,696
Flex Acquisition Co., Inc.	BTL	B2	B	3.23	3 ML+3.00%	06/29/2025	288,947	285,480
Flex Acquisition Co., Inc.	BTL	B2	B	4.00	1 ML+3.00%	12/29/2023	39,583	39,335
Flex Acquisition Co., Inc.	BTL	B2	B	4.00	3 ML+3.00%	12/29/2023	566,633	563,092
Pregis TopCo LLC	BTL	B2	B-	TBD		08/01/2026	300,000	300,000
Proampac PG Borrower LLC	BTL	B2	B-	5.00	1 ML+4.00%	11/03/2025	221,042	220,490
Proampac PG Borrower LLC	BTL	B2	B-	5.00	4 ML+4.00%	11/03/2025	395,475	394,486
Reynolds Group Holdings, Inc.	BTL	B1	B+	2.90	1 ML+2.75%	02/05/2023	191,667	190,517
Tosca Services LLC	BTL-B	B2	B	5.25	1 ML+4.25%	07/28/2027	975,000	978,656

								4,024,954

Diversified Consumer Services — 0.8%
Belron Finance US LLC	BTL-B	Ba3	BB	2.46	3 ML+2.25%	11/13/2025	588,000	586,530
Belron Finance US LLC	BTL-B	Ba3	BB	2.46	3 ML+2.25%	10/30/2026	148,500	148,129
Weight Watchers International, Inc.	BTL-B	Ba2	BB	5.50	1 ML+4.75%	11/29/2024	427,860	426,880

								1,161,539

Diversified Financial Services —3.2%
EVO Payments International LLC	BTL	B2	B	3.40	1 ML+3.25%	12/22/2023	913,017	912,104
Financial & Risk US Holdings, Inc.(9)	BTL-B	B2	B	3.25	1 ME+3.25%	10/01/2025	481,140	586,071
Financial & Risk US Holdings, Inc.	BTL-B	B2	B	3.40	1 ML+3.25%	10/01/2025	558,600	557,465
GT Polaris, Inc.	BTL-B	B2	B	5.00	3 ML+4.00%	09/24/2027	194,513	194,902
Millennium Trust Company, LLC	BTL-B	B2	B	5.15	1 ML+5.00%	03/27/2026	417,563	409,211
MPH Acquisition Holdings LLC	BTL-B	Ba3	B+	3.75	3 ML+2.75%	06/07/2023	700,631	697,128
Nets Holding AS(9)	BTL-B	B1	B-	3.25	3 ME+3.25%	02/06/2025	798,159	973,395
Trans Union LLC	BTL-B5	Ba2	BBB-	1.90	1 ML+1.75%	11/16/2026	425,820	424,312

								4,754,588

Diversified Telecommunication Services — 3.5%
Altice France SA	BTL	B2	B	3.85	1 ML+3.69%	01/31/2026	990,165	979,955
Consolidated Communications Inc	BTL-B	B2	B+	5.75	1 ML+4.75%	10/02/2027	209,475	210,118
Frontier Communications Corp.	BTL	B3	B+	5.75	1 ML+4.75%	10/08/2021	560,000	562,800
Lorca Finco PLC	BTL-B2	B1	B+	TBD		09/17/2027	845,000	1,033,585

12

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date(2)	Principal Amount**	Value (Note 2)
Diversified Telecommunication Services (continued)
MTN Infrastructure TopCo, Inc.	BTL	B2	B	4.00%	1 ML+3.00%	11/15/2024	$992,507	$989,405
MTN Infrastructure TopCo Inc	BTL-B	B2	B	5.00	1 ML+4.00%	11/17/2024	557,200	556,852
Telenet Financing USD LLC	BTL-AR	Ba3	BB-	2.16	1 ML+2.00%	04/30/2028	920,000	906,056

								5,238,771

Electric Utilities — 0.2%
Exgen Renewables IV LLC	BTL	Ba3	BB-	TBD		12/15/2027	280,000	280,117

Electronic Equipment, Instruments & Components — 0.7%
Avantor, Inc.	BTL-B3	Ba2	BB-	3.25	1 ML+2.25%	11/21/2024	139,963	139,876
Avantor, Inc.	BTL-B4	Ba2	BB-	3.50	1 ML+2.50%	11/08/2027	685,000	684,714
Lifescan Global Corporation	BTL-B	B3	B	6.23	3 ML+6.00%	10/01/2024	207,807	197,417

								1,022,007

Energy Equipment & Services — 0.0%
Philadelphia Energy Solutions LLC†(5)(10)(11)(13)	BTL-C	NR	NR	11.24	USFRBPLR+6.99%	12/31/2022	845,872	67,670

Entertainment — 2.3%
Crown Finance US, Inc.(9)	BTL	Caa2	CCC	2.63	3 ME+2.63%	02/28/2025	329	270
Crown Finance US, Inc.(9)	BTL	Caa2	CCC	2.63	6 ME+2.63%	02/28/2025	131,744	107,934
Crown Finance US, Inc.	BTL	Caa2	CCC	2.77	3 ML+2.25%	02/28/2025	1,457	981
Crown Finance US, Inc.	BTL	Caa2	CCC	2.77	6 ML+2.50%	02/28/2025	581,077	391,258
Crown Finance US, Inc.	BTL-B1	B3	B-	TBD		05/23/2024	172,482	204,679
Delta 2 (Lux) SARL	BTL-B	B2	B+	3.50	1 ML+2.50%	02/01/2024	850,951	839,959
NAI Entertainment Holdings LLC	BTL-B	B3	B+	3.50	1 ML+2.50%	05/08/2025	413,200	382,985
Nascar Holdings, Inc.	BTL-B	Ba3	BB	2.90	1 ML+2.75%	10/19/2026	234,078	232,824
UFC Holdings LLC	BTL	B2	B	4.25	6 ML+3.25%	04/29/2026	452,324	450,854
UFC Holdings LLC	BTL	B2	B	4.25	6 ML+3.25%	04/29/2026	497,500	495,013
William Morris Endeavor Entertainment LLC	BTL-B1	B3	CCC+	2.90	1 ML+2.75%	05/18/2025	294,816	270,125

								3,376,882

Food & Staples Retailing — 0.9%
U.S. Foods, Inc.	BTL-B	B3	BB-	1.90	1 ML+1.75%	06/27/2023	766,876	754,222
U.S. Foods, Inc.	BTL-B	B3	BB-	2.15	1 ML+2.00%	09/13/2026	533,250	523,252

								1,277,474

Food Products — 2.3%
Atkins Nutritionals, Inc.	BTL	B1	BB-	4.75	1 ML+3.75%	07/07/2024	421,377	422,035
Bellring Brands LLC	BTL-B	B2	B+	6.00	1 ML+5.00%	10/21/2024	149,961	150,430
CHG PPC Parent LLC	BTL-B	B2	B	2.90	1 ML+2.75%	03/31/2025	419,250	411,389
Froneri International PLC	BTL	B1	B+	2.40	1 ML+2.25%	01/31/2027	646,750	639,636
Froneri International PLC(9)	BTL	B1	B+	2.63	1 ME+2.63%	01/31/2027	700,000	842,461
Froneri International PLC(9)	2nd Lien	B3	B-	5.75	1 ME+5.75%	01/31/2028	100,000	122,318
Froneri International PLC	2nd Lien	B3	B-	5.90	1 ML+5.75%	01/31/2028	100,000	100,500
Hostess Brands LLC	BTL	B1	BB-	3.00	3 ML+2.25%	08/03/2025	794,744	790,273

								3,479,042

Gas Utilities — 0.3%
UGI Energy Services LLC	BTL-B	Ba3	NR	3.90	1 ML+3.75%	08/13/2026	493,962	493,962

Health Care Providers & Services — 7.5%
ADMI Corp	BTL	B2	B	TBD		12/23/2027	635,000	634,683
Biogroup LCD(9)	BTL-B	B2	B-	4.75	3 ME+4.75%	04/25/2026	510,000	623,042
Cano Health LLC	Delayed Draw	B3	B-	TBD		11/19/2027	187,023	185,776

13

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date(2)	Principal Amount**	Value (Note 2)
Health Care Providers & Services (continued)
Cano Health LLC	BTL	B3	B-	TBD		11/19/2027	$512,977	$509,557
Catalent Pharma Solutions, Inc.	BTL	Ba1	BBB-	3.25%	1 ML+2.25%	05/18/2026	574,763	574,403
Change Healthcare Holdings, Inc.	BTL-B	B1	B+	3.50	1 ML+2.50%	03/01/2024	26,822	26,677
Change Healthcare Holdings, Inc.	BTL-B	B1	B+	3.50	3 ML+2.50%	03/01/2024	837,168	832,633
Dental Corp. Perfect Smile ULC	1st Lien	B2	B-	4.75	1 ML+3.75%	06/06/2025	595,758	584,587
DuPage Medical Group, Ltd.	BTL	B1	B	3.75	1 ML+2.75%	08/15/2024	405,147	401,602
DuPage Medical Group, Ltd.	2nd Lien	Caa1	CCC+	7.75	1 ML+7.00%	08/15/2025	623,968	606,809
Envision Healthcare Corp.	BTL	Caa1	CCC	3.90	1 ML+3.75%	10/10/2025	352,784	293,987
Eyecare Partners LLC	BTL	B3	B	3.90	1 ML+3.75%	02/18/2027	583,429	567,385
Eyecare Partners LLC	Delayed Draw	B3	B	3.75-3.90		02/18/2027	137,162	133,390
Gentiva Health Services, Inc.	BTL	B1	B	3.44	1 ML+3.25%	07/02/2025	912,459	907,137
IQVIA, Inc.(9)	BTL-B2	Ba1	BBB-	2.00	3 ME+2.00%	06/11/2025	507,674	617,541
LGC Group Holdings, Ltd.(9)	BTL-B	B3	NR	3.25	1 ME+3.25%	04/21/2027	595,000	716,282
MED ParentCo LP	1st Lien	B3	B-	4.40	1 ML+4.25%	08/31/2026	645,136	634,383
MED ParentCo LP	Delayed Draw	B3	B-	4.25-4.40		08/31/2026	161,780	158,868
Pathway Vet Alliance LLC	Delayed Draw	B2	B	4.00-4.15		03/31/2027	19,868	19,844
Pathway Vet Alliance LLC	BTL	B2	B	4.15	1 ML+4.00%	03/31/2027	243,244	242,939
Pharmaceutical Product Development, Inc.	BTL	Ba2	BB-	3.50	1 ML+2.50%	08/18/2022	504,460	503,704
Sound Inpatient Physicians	1st Lien	Ba3	B	2.90	1 ML+2.75%	06/27/2025	561,362	555,748
Surgery Center Holdings, Inc.	1st Lien	B2	B-	4.25	1 ML+3.25%	09/03/2024	410,166	402,903
Surgery Center Holdings Inc	BTL	B2	B-	9.00	1 ML+8.00%	09/03/2024	471,438	482,929

								11,216,809

Hotels, Restaurants & Leisure — 4.9%
8th Avenue Food & Provisions, Inc.	BTL	B2	B-	3.65	1 ML+3.50%	10/01/2025	416,500	414,418
8th Avenue Food & Provisions, Inc.	2nd Lien	Caa1	CCC	7.90	1 ML+7.75%	10/01/2026	270,000	264,938
Aramark Services, Inc.	BTL-B1	Ba2	BB+	1.90	1 ML+1.75%	03/11/2025	596,904	588,398
Boyd Gaming Corp.	BTL-B	Ba3	BB-	2.35	1 WL+2.25%	09/15/2023	621,005	615,238
Caesars Resort Collection LLC	BTL-B	B1	B+	2.90	1 ML+2.75%	12/23/2024	992,386	971,987
Caesars Resort Collection LLC	BTL	B1	B+	4.65	1 ML+4.50%	07/21/2025	842,888	842,993
Carnival Corp	BTL-B	Ba2	BB-	8.50	1 ML+7.50%	06/30/2025	462,675	476,324
CityCenter Holdings LLC	BTL-B	B2	B+	2.40	1 ML+2.25%	04/18/2024	494,826	487,558
Golden Entertainment, Inc.	BTL-B	B1	B+	3.75	1 ML+3.00%	10/21/2024	250,875	244,603
IRB Holding Corp	BTL	B2	B	TBD		12/15/2027	485,000	484,273
Penn National Gaming, Inc.	BTL-B1	B1	BB-	3.00	1 ML+2.25%	10/15/2025	619,073	610,328
Playtika Holding Corp.	BTL-B	B1	BB-	7.00	3 ML+6.00%	12/10/2024	897,750	902,239
Station Casinos LLC	BTL-B	B1	BB-	2.50	1 ML+2.25%	02/08/2027	404,683	398,006

								7,301,303

Household Durables — 0.6%
Installed Building Products, Inc.	BTL-B	Ba3	BB+	2.40	1 ML+2.25%	04/15/2025	500,000	490,000
Weber-Stephen Products LLC	BTL-B	B1	B	4.00	1 ML+3.25%	10/30/2027	445,000	445,159

								935,159

Household Products — 0.4%
Prestige Brands, Inc.	BTL-B4	Ba3	BB	2.15	1 ML+2.00%	01/26/2024	189,493	189,611
Reynolds Consumer Products, Inc.	BTL	Ba1	BB+	1.90	1 ML+1.75%	02/04/2027	337,326	334,754

								524,365

Industrial Conglomerates — 0.1%
Ameriforge Group, Inc.(12)	BTL	NR	NR	5.00-14.00	3 ML+8.00%	06/08/2022	107,722	84,023
UTEX Industries Inc.	BTL	NR	NR	11.00	1 ML+9.50%	12/03/2025	16,377	15,940

								99,963

14

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date(2)	Principal Amount**	Value (Note 2)
Insurance — 5.1%
Asurion LLC	BTL-B6	Ba3	B+	3.15%	1 ML+3.00%	11/03/2023	$337,383	$335,644
Asurion LLC	BTL-B7	Ba3	B+	3.15	1 ML+3.00%	11/03/2024	502,076	497,839
Acrisure LLC	BTL-B	B2	B	3.65	1 ML+3.50%	02/15/2027	441,663	432,719
Asurion LLC	2nd Lien	B3	B	6.65	1 ML+6.50%	08/04/2025	1,390,303	1,398,123
Asurion LLC	BTL-B8	Ba3	B+	TBD		12/23/2026	915,356	905,630
Compass Investments, Inc.	BTL-B	B2	B	3.25	3 ML+3.00%	05/16/2024	1,065,777	1,049,569
Hub International, Ltd.	BTL-B1	B2	B	2.96-3.00	3 ML+2.75%	04/25/2025	960,375	941,931
Hyperion Insurance Group Ltd.	BTL-B	B2	B	TBD		11/12/2027	119,931	119,631
Hyperion Insurance Group Ltd.	Delayed Draw	B2	B	TBD		11/12/2027	144,769	144,407
Ryan Specialty Group LLC	BTL	B1	B	4.00	1 ML+3.25%	09/01/2027	269,325	268,315
Sedgwick Claims Management Services, Inc.	BTL-B	B2	B	3.40	1 ML+3.25%	12/31/2025	1,324,624	1,301,996
Sedgwick Claims Management Services, Inc.	BTL-B3	B2	B	5.25	1 ML+4.25%	09/03/2026	233,825	235,286

								7,631,090

Interactive Media & Services — 0.2%
Adevinta ASA	BTL-B	Ba3	BB-	TBD		10/13/2027	170,000	207,875
Adevinta ASA	BTL-B	Ba3	BB-	TBD		10/13/2027	125,000	124,792

								332,667

Internet & Direct Marketing Retail — 1.3%
Go Daddy Operating Co. LLC	BTL-B1	Ba1	BB	1.90	1 ML+1.75%	02/15/2024	393,056	391,664
Go Daddy Operating Co. LLC	BTL-B3	Ba1	BB	2.65	1 ML+2.50%	08/10/2027	308,450	309,735
MH Sub I LLC	BTL	B2	B	4.75	1 ML+3.75%	09/13/2024	473,074	471,497
Rodan & Fields, LLC	BTL	Caa2	B-	4.16	1 ML+4.00%	06/16/2025	353,905	291,087
Shutterfly, Inc.	BTL-B	B2	B-	7.00	3 ML+6.00%	09/25/2026	460,556	457,678

								1,921,661

IT Services — 2.9%
Blackhawk Network Holdings, Inc.	BTL-B	B1	B-	3.15	1 ML+3.00%	06/15/2025	798,807	777,339
CCC Information Services, Inc.	1st Lien	B3	B-	4.00	1 ML+3.00%	04/29/2024	899,182	896,185
Science Applications International Corp.	BTL-B	Ba1	BB+	2.40	1 ML+2.25%	03/12/2027	233,467	233,029
Tempo Acquisition LLC	BTL-B	B1	B	3.75	1 ML+3.25%	11/02/2026	973,035	965,129
Web.com Group, Inc.	BTL-B2	Caa2	CCC+	7.90	1 ML+7.75%	10/09/2026	568,466	540,517
WEX, Inc.	BTL-B3	Ba2	BB-	2.40	1 ML+2.25%	05/15/2026	1,006,984	999,431

								4,411,630

Leisure Products — 0.6%
Hayward Industries, Inc.	1st Lien	B3	B	3.65	1 ML+3.50%	08/05/2024	388,363	383,509
SRAM LLC	BTL-B	B1	BB-	3.75	1 ML+2.75%	03/15/2024	13,708	13,656
SRAM LLC	BTL-B	B1	BB-	3.75	3 ML+2.75%	03/15/2024	227,826	226,972
SRAM LLC	BTL-B	B1	BB-	3.75	6 ML+2.75%	03/15/2024	260,373	259,397

								883,534

Life Sciences Tools & Services — 0.3%
Syneos Health, Inc.	BTL-B	Ba2	BB	1.90	1 ML+1.75%	08/01/2024	389,408	385,611

Machinery — 2.9%
Alliance Laundry Systems LLC	BTL-B	B2	B	4.25	3 ML+3.50%	10/08/2027	415,000	414,568
Altra Industrial Motion Corp.	BTL-B	Ba2	BB-	2.15	1 ML+2.00%	10/01/2025	423,518	422,459
Fluidra SA	BTL-B	Ba3	BB	2.15	1 ML+2.00%	07/02/2025	371,131	367,420
Ingersoll-Rand Company Ltd.(9)	BTL-B	Ba2	BB+	2.00	1 ME+2.00%	03/01/2027	501,951	611,983
Welbilt Inc	BTL-B	B3	CCC+	2.65	1 ML+2.50%	10/23/2025	500,000	473,125
Navistar International Corp.	BTL-B	Ba2	BB-	3.66	1 ML+3.50%	11/06/2024	538,104	536,927
Vertical Midco GMBH(9)	BTL-B	B1	B	4.25	6 ME+4.25%	07/30/2027	150,000	184,301
Vertical US Newco Inc.	BTL-B	B1	B	4.57	6 ML+4.25%	07/30/2027	723,188	725,560
WireCo WorldGroup, Inc.	1st Lien	Caa1	B	6.00	3 ML+5.00%	09/30/2023	594,246	563,976

								4,300,319

15

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date(2)	Principal Amount**	Value (Note 2)
Media — 7.3%
Banijay Group US Holding Inc	BTL	B1	B	3.90%	1 ML+3.75%	03/01/2025	$423,937	$417,578
Banijay Group US Holding Inc	BTL	B1	B	TBD		03/04/2025	170,000	206,707
Charter Communications Operating LLC	BTL-B2	Ba1	BBB-	1.90	1 ML+1.75%	02/01/2027	644,156	640,220
CSC Holdings, Inc.	BTL-B	Ba3	BB	2.41	1 ML+2.25%	07/17/2025	492,752	485,362
CSC Holdings, Inc.	BTL-B5	Ba3	BB	2.66	1 ML+2.50%	04/15/2027	501,641	496,624
E.W. Scripps Co.	BTL-B2	Ba3	BB-	2.65	1 ML+2.50%	05/01/2026	628,840	620,665
E.W. Scripps Co.	BTL-B3	Ba3	BB-	TBD		12/15/2027	185,000	185,046
Gray Television, Inc.	BTL-C	Ba2	BB	2.65	3 ML+2.50%	01/02/2026	1,007,627	999,230
Houghton Mifflin Harcourt Publishing Company	BTL-B	Caa1	B	7.25	1 ML+6.25%	11/22/2024	475,000	455,604
ION Media Networks, Inc.	BTL-B	B1	BB-	3.15	1 ML+3.00%	12/18/2024	1,036,047	1,034,320
Nielsen Fianance LLC	BTL-B5	Ba1	BBB-	4.75	1 ML+3.75%	06/04/2025	99,500	100,091
NEP Group, Inc.	BTL	Caa1	B	3.40	1 ML+3.25%	10/20/2025	518,532	490,877
NEP Group, Inc.	2nd Lien	Caa3	CCC	7.15	1 ML+7.00%	10/19/2026	595,000	502,180
Nexstar Broadcasting, Inc.	BTL-B4	Ba3	BB	2.90	3 ML+2.75%	09/18/2026	1,160,393	1,151,368
Radiate Holdco LLC	BTL	B1	B	4.25	1 ML+3.50%	09/25/2026	260,000	260,081
UPC Broadband Holding BV(9)	BTL-B2	B1	BB-	3.50	3 ME+3.50%	01/31/2029	150,000	183,575
UPC Broadband Holding BV(9)	BTL-B1	B1	BB-	3.50	3 ME+3.50%	01/31/2029	150,000	183,575
UPC Broadband Holding BV	BTL-B1	B1	BB-	3.67	2 ML+3.50%	01/31/2029	560,000	560,000
UPC Broadband Holding BV	BTL-B2	B1	BB-	3.68	2 ML+3.50%	01/31/2029	560,000	560,000
Virgin Media Bristol LLC	BTL-Q	Ba3	BB-	TBD		01/31/2029	480,000	478,350
Ziggo Secured Finance Partnership	BTL-I	B1	B+	2.66	1 ML+2.50%	04/30/2028	1,000,000	989,875

								11,001,328

Metals & Mining — 0.7%
American Rock Salt Co. LLC	1st Lien	B2	B	4.50	1 ML+3.50%	03/21/2025	992,806	992,185

Multiline Retail — 0.8%
Peer Holding B.V.(9)	BTL-B	B1	B+	3.25	6 ME+3.25%	03/08/2025	1,000,000	1,203,706

Oil, Gas & Consumable Fuels — 1.6%
BCP Renaissance Parent LLC	BTL	B2	B	4.50	3 ML+3.50%	10/31/2024	287,879	277,659
Grizzly Acquisition, Inc.	BTL	Ba3	BB	3.48	3 ML+3.25%	10/01/2025	592,260	581,155
Medallion Midland Acquisition LLC	1st Lien	B2	B-	4.25	1 ML+3.25%	10/30/2024	696,497	681,696
Oryx Midstream Services LLC	BTL-B	B2	B-	4.15	1 ML+4.00%	05/22/2026	570,112	554,078
Traverse Midstream Partners LLC	BTL-B	B3	B	6.50	1 ML+5.50%	09/27/2024	276,956	271,878

								2,366,466

Personal Products — 0.8%
Revlon Consumer Products Corp.(5)	BTL	Ca	CC	4.25	2 ML+3.50%	09/07/2023	3,144	1,157
Revlon Consumer Products Corp.(5)	BTL	Ca	CC	4.25	3 ML+3.50%	09/07/2023	753,972	277,462
Sunshine Luxembourg VII SARL	BTL-B1	B2	B-	4.25	3 ML+4.00%	10/01/2026	990,000	991,768

								1,270,387

Pharmaceuticals — 2.6%
Elanco Animal Health Inc	BTL-B	Baa3	BB+	1.90	3 ML+1.75%	08/01/2027	765,083	757,592
Endo Luxembourg Finance Co. I SARL	BTL-B	B2	B+	5.00	3 ML+4.25%	04/29/2024	498,225	489,817
Milano Acquisition Corp	BTL-B	B2	B+	4.75	3 ML+4.00%	10/01/2027	455,000	454,431
Packaging Coordinators Midco Inc.	BTL	B2	B-	4.50	3 ML+3.75%	11/30/2027	380,000	380,000
Valeant Pharmaceuticals International, Inc.	BTL	Ba2	BB	2.90	1 ML+2.75%	11/27/2025	916,544	907,379
Valeant Pharmaceuticals International, Inc.	BTL	Ba2	BB	3.15	1 ML+3.00%	06/02/2025	926,551	922,063

								3,911,282

Professional Services — 1.7%
AlixPartners LLP	BTL-B	B2	B+	2.65	1 ML+2.50%	04/04/2024	1,280,429	1,265,224
AlixPartners LLP(9)	BTL	B2	B+	3.25	3 ME+3.25%	04/04/2024	245,625	298,782
Dun & Bradstreet Corporation	BTL	B1	B+	3.90	1 ML+3.75%	02/06/2026	1,000,555	999,554

								2,563,560

16

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date(2)	Principal Amount**	Value (Note 2)
Real Estate Investment Trusts — 0.6%
VICI Properties 1 LLC	BTL	Ba2	BBB-	1.89%	1 ML+1.75%	12/20/2024	$853,864	$838,921

Road & Rail — 0.8%
Boels Top Holding BV(9)	BTL-B	B1	BB-	4.00	3 ME+4.00%	02/06/2027	605,000	739,098
Fly Funding II SARL	BTL-B	Ba3	BB+	2.00	3 ML+1.75%	08/11/2025	505,959	478,131

								1,217,229

Semiconductors & Semiconductor Equipment — 0.1%
Entegris, Inc.	BTL-B	Baa3	BBB-	2.15	1 ML+2.00%	11/06/2025	211,196	210,844

Software — 6.8%
Almonde, Inc.	BTL-B	B2	CCC+	4.50	6 ML+3.50%	06/13/2024	491,556	480,719
Almonde, Inc.	BTL	Caa2	CCC-	8.25	6 ML+7.25%	06/13/2025	230,000	230,095
BY Crown Parent LLC	BTL-B1	B1	B-	4.00	1 ML+3.00%	02/02/2026	399,435	397,937
Ceridian HCM Holding, Inc.	BTL-B	B2	B+	2.60	1 WL+2.50%	04/30/2025	571,998	563,894
Dcert Buyer, Inc.	BTL-B	B2	B-	4.15	1 ML+4.00%	10/16/2026	496,250	495,381
E2Open LLC	BTL-B	B2	B	TBD		10/29/2027	490,000	488,468
Emerald Topco, Inc.	BTL	B2	B	3.71	3 ML+3.50%	07/24/2026	439,438	433,944
Epicor Software Corp	BTL	B2	B-	5.25	1 ML+4.25%	07/30/2027	1,085,188	1,090,614
Epicor Software Corp	2nd Lien	Caa2	CCC	8.75	1 ML+7.75%	07/31/2028	240,000	249,300
Hyland Software, Inc.	BTL	B1	B-	4.25	1 ML+3.50%	07/01/2024	1,436,335	1,437,509
Hyland Software, Inc.	2nd Lien	Caa1	CCC	7.75	1 ML+7.00%	07/07/2025	470,800	470,800
SS&C Technologies, Inc.	BTL-B3	Ba2	BB+	1.90	1 ML+1.75%	04/16/2025	430,814	425,361
SS&C Technologies, Inc.	BTL	Ba2	BB+	1.90	1 ML+1.75%	04/16/2025	333,354	329,135
SS&C Technologies, Inc.	BTL-B5	Ba2	BB+	1.90	1 ML+1.75%	04/16/2025	1,150,518	1,137,414
Ultimate Software Group, Inc.	BTL-B	B1	B	3.90	1 ML+3.75%	05/04/2026	671,500	670,493
Ultimate Software Group, Inc.	BTL-B	B1	B	4.75	3 ML+4.00%	05/04/2026	339,150	340,719
Zelis Payments Buyer, Inc.	BTL	B2	B	4.90	1 ML+4.75%	09/30/2026	990,000	991,546

								10,233,329

Specialty Retail — 3.1%
Bass Pro Group LLC	BTL-B	B1	B+	5.75	1 ML+5.00%	09/25/2024	701,850	702,837
Foundation Building Materials Holding Co. LLC	BTL	B2	BB-	3.15	1 ML+3.00%	08/13/2025	269,028	268,804
Harbor Freight Tools USA, Inc.	BTL-B	Ba3	BB-	4.00	1 ML+3.25%	10/19/2027	509,790	509,103
LBM Acquisition LLC	Delayed Draw	B2	B	TBD		12/09/2027	105,299	105,246
LBM Acquisition LLC	BTL-B	B2	B	TBD		12/17/2027	473,846	473,609
Les Schwab Tire Centers	BTL-B	B2	B	4.25	3 ML+3.50%	11/02/2027	300,000	299,625
Michaels Stores, Inc.	BTL-B	Ba3	B+	4.25	1 ML+3.50%	10/01/2027	441,048	437,741
PetSmart, Inc.	BTL	B1	B	4.50	3 ML+3.50%	03/11/2022	419,344	418,401
SRS Distribution, Inc.	BTL-B	B3	B	4.40	1 ML+4.25%	05/23/2025	351,450	350,132
Staples, Inc.	BTL	B1	B	5.21	3 ML+5.00%	04/16/2026	498,765	482,400
White Cap Buyer LLC	BTL-B	B2	B	TBD		10/19/2027	535,000	534,443

								4,582,341

Tech Hardware,Storage & Peripheral — 0.2%
Cardtronics USA, Inc.	BTL-B	Ba2	BB+	5.00	1 ML+4.00%	06/29/2027	288,550	287,973

Trading Companies & Distributors — 1.6%
American Builders & Contractors Supply Co., Inc.	BTL	B1	BB+	2.15	1 ML+2.00%	01/15/2027	987,500	977,213
Beacon Roofing Supply, Inc.	BTL-B	B2	BB	2.40	1 ML+2.25%	01/02/2025	437,625	433,796
HD Supply Waterworks, Ltd.	BTL-B	B2	B	3.75	3 ML+2.75%	08/01/2024	438,420	435,863
Univar USA, Inc.	BTL-B5	Ba3	BB+	2.15	1 ML+2.00%	07/01/2026	168,300	166,547
Univar USA, Inc.	BTL-B3	Ba3	BB+	2.40	1 ML+2.25%	07/01/2024	413,296	411,126

								2,424,545

Total Loans (cost $132,952,060)								132,010,404

17

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Maturity Date(2)	Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 4.9%
Auto Components- 0.2%
Clarios Global LP / Clarios US Finance Co.*	Company Guar. Notes	Caa1	CCC+	8.50%	05/15/2027	$250,000	$271,602

Building Products — 0.2%
Advanced Drainage Systems, Inc.*	Senior Notes	B1	B	5.00	09/30/2027	220,000	231,084

Construction & Engineering — 0.5%
Brand Energy & Infrastructure Services, Inc.*	Senior Notes	Caa2	CCC	8.50	07/15/2025	250,000	255,313
PowerTeam Services LLC*	Senior Sec. Notes	B3	B-	9.03	12/04/2025	420,000	467,296

							722,609

Health Care Providers & Services — 0.4%
Centene Corp	Senior Notes	Ba1	BBB-	4.63	12/15/2029	250,000	277,552
CHS/Community Health Systems Inc.*	Senior Sec. Notes	Caa2	B-	5.63	03/15/2027	360,000	387,090

							664,642

Hotels, Restaurants & Leisure — 0.0%
Boyd Gaming Corp	Company Guar. Notes	Caa1	B-	4.75	12/01/2027	250,000	259,688
Boyd Gaming Corp*	Company Guar. Notes	Caa1	B-	8.63	06/01/2025	250,000	278,048
Caesars Entertainment, Inc.*	Senior Notes	Caa1	CCC+	8.13	07/01/2027	150,000	166,053

							703,789

Insurance — 0.2%
Acrisure LLC / Acrisure Finance, Inc.*	Senior Sec. Notes	B2	B	8.13	02/15/2024	250,000	264,678

Media- 0.3%
Houghton Mifflin Harcourt Publishers, Inc.*	Senior Notes	Caa1	B	9.00	02/15/2025	400,000	407,000

Multi Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC*	Escrow Notes	NR	NR	11.50	10/01/2020	4,174,956	6,262

Oil, Gas & Consumable Fuels — 0.7%
Blue Racer Midstream LLC / Blue Racer Finance Corp*	Senior Notes	B2	B	7.63	12/15/2025	65,000	69,225
EQM Midstream Partners LP*	Senior Notes	Ba3	BB-	6.00	07/01/2025	275,000	301,125
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.*	Company Guar. Notes	Ca	C	8.75	04/15/2023	775,000	612,250

							982,600

Road & Rail — 0.2%
United Rentals North America, Inc.	Company Guar. Notes	Ba3	BB-	3.88	02/15/2031	240,000	251,772

Software — 0.7%
SS&C Technologies, Inc.*	Company Guar. Notes	B2	B+	5.50	09/30/2027	750,000	801,015
Black Knight InfoServ LLC*	Company Guar. Notes	Ba3	B+	3.63	09/01/2028	275,000	281,531

							1,082,546

Specialty Retail — 0.3%
L Brands, Inc.*	Company Guar. Notes	B2	B+	6.63	10/01/2030	405,000	450,563

Thrifts & Mortgage Finance — 0.7%
Freedom Mortgage Corp*	Senior Notes	B2	B-	7.63	05/01/2026	235,000	248,560
Genworth Mortgage Holdings, Inc.*	Senior Notes	Ba3	NR	6.50	08/15/2025	245,000	265,212
LD Holdings Group LLC*	Company Guar. Notes	B2	B-	6.50	11/01/2025	285,000	299,962
MGIC Investment Corp.	Senior Notes	Ba1	BB+	5.25	08/15/2028	195,000	208,650

							1,022,384

Trading Companies & Distributors — 0.2%
Performance Food Group, Inc.*	Senior Notes	B2	B	5.50	10/15/2027	315,000	332,325

Total U.S. Corporate Bonds & Notes (cost $7,099,523)							7,393,856

18

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Maturity Date(2)	Principal Amount**/ Shares	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 2.2%
Airlines- 0.2%
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd*	Senior Sec. Notes	Ba3	NR	8.00%	09/20/2025	$295,000	$330,400

Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC*	Senior Sec. Notes	B1	BB	4.13	08/15/2026	390,000	407,550

Hotels, Restaurants & Leisure — 0.5%
Carnival Corp*	Senior Sec. Notes	Ba2	BB-	11.50	04/01/2023	500,000	578,360
Royal Caribbean Cruises Ltd*	Company Guar. Notes	B2	BB-	9.13	06/15/2023	175,000	189,875

							768,235

Media — 0.3%
Virgin Media Secured Finance PLC*	Senior Sec. Notes	Ba3	BB-	4.50	08/15/2030	400,000	418,000

Pharmaceuticals — 0.7%
Bausch Health Cos, Inc.*	Company Guar. Notes	B3	B	5.00	01/30/2028	485,000	499,812
Bausch Health Cos, Inc.*	Company Guar. Notes	B3	B	9.00	12/15/2025	385,000	425,021
Endo Dac / Endo Finance LLC / Endo Finco Inc*	Company Guar. Notes	Caa2	CCC+	6.00	06/30/2028	114,000	96,900

							1,021,733

Wireless Telecommunication Services — 0.3%
Vmed O2 UK Financing I PLC*	Senior Sec. Notes	Ba3	BB-	4.25	01/31/2031	400,000	408,000

Total Foreign Corporate Bonds & Notes (cost $3,100,562)							3,353,918

COMMON STOCKS — 0.4%
Energy Equipment & Services — 0.0%
Philadelphia Energy Solutions LLC, Class A†(7)						35,161	352

Industrial Conglomerates — 0.1%
AFG Holdings, Inc.†(7)						14,309	250,408
UTEX Industries Inc.†(7)						2,588	86,697

							337,105

Oil, Gas & Consumable Fuels — 0.3%
Ascent Resources Marcellus LLC, Class A†(5)(7)						187,384	131,170
Foresight Energy LLC†(5)(7)						9,907	80,032

							211,202

Total Common Stocks (cost $1,819,225)							548,659

WARRANTS — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Ascent Resources Marcellus LLC†(5)(7) Expires 03/30/2023 (strike price $6.15) (cost $4,625)						48,515	0

ESCROWS AND LITIGATION TRUSTS — 0.0%
Paragon Offshore, Ltd.†(5) (cost $3,843)	Escrow Holding	NR	NR	6.00	07/18/2021	4,516	0

Total Long-Term Investment Securities (cost $144,979,838)							143,306,837

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 2.5%
State Street Institutional Liquid Reserves Fund, Administration Class 0.00%(8) (cost $3,762,639)						3,762,262	3,762,639

19

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Industry Description	Principal Amount**	Value (Note 2)
REPURCHASE AGREEMENTS — 3.4%
Bank of America Securities LLC Joint Repurchase Agreement(14)	$1,090,000	$1,090,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	865,000	865,000
BNP Paribas SA Joint Repurchase Agreement(14)	865,000	865,000
Deutsche Bank AG Joint Repurchase Agreement(14)	1,110,000	1,110,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	1,105,000	1,105,000

Total Repurchase Agreements (cost $5,035,000)		5,035,000

TOTAL INVESTMENTS
(cost $153,777,477)(6)	101.6%	152,104,476
Liabilities in excess of other assets	(1.6)%	(2,320,089)

NET ASSETS	100.0%	$149,784,387

BTL	Bank Term Loan
EUR	Euro Currency
NR	Security is not rated.
TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $9,750,112, representing 6.5% of net assets.

**	Denominated in United States Dollars unless otherwise noted.
(1)

Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of December 31, 2020. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

(2)

Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 57 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(3)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Security classified as Level 3 (see Note 2).
(6)	See Note 6 for cost of investments on a tax basis.
(7)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
AFG Holdings, Inc.	01/22/2013	14,309	$911,111	$250,408	$17.50	0.17%
Ascent Resources Marcellus LLC, Class A	03/30/2018	187,384	567,151	131,170	0.70	0.09
Foresight Energy LLC	06/30/2020	9,907	82,859	80,032	8.08	0.05
Philadelphia Energy Solutions LLC, Class A	04/04/2018	35,161	185,574	352	0.01	0.00
UTEX Industries Inc.	12/24/2020	2,588	72,531	86,697	33.50	0.06
Warrants
Ascent Resources Marcellus LLC	03/30/2018	48,515	4,625	0	0.00	0.00

				$548,659		0.37%

20

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

(8)	The rate shown is the 7-day yield as of December 31, 2020.
(9)	The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.
(10)	Security in default of interest.
(11)	Company has filed for bankruptcy protection.
(12)

“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 9.00%. The security is also currently paying interest in the form of additional loans at 5.00%.

(13)

“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional loans at 3.00%.

(14)	See Note 2 for details of the Joint Repurchase Agreement.

Index Legend

1 ME — 1 Month Euribor

1 ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

2 ML — 2 Month USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

6 ME — 6 Month Euribor

6 ML — 6 Month USD LIBOR

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver	In Exchange For	Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	USD 135,132	EUR 111,000	01/29/2021	$551	$—
Toronto Dominion Bank	EUR 10,944,837	USD 13,299,991	01/29/2021	—	(78,622)
	USD 108,300	EUR 89,122	01/29/2021	640	—

Net Unrealized Appreciation/(Depreciation)				$1,191	$(78,622)

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2020 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Loans:
Energy Equipment & Services	$—	$—	$67,670	$67,670
Personal Products	—	991,768	278,619	1,270,387
Other Industries	—	130,672,347	—	130,672,347
U.S. Corporate Bonds & Notes	—	7,393,856	—	7,393,856
Foreign Corporate Bonds & Notes	—	3,353,918	—	3,353,918

Common Stocks:
Oil, Gas & Consumable Fuels	—	—	211,202	211,202
Other Industries	—	337,457	—	337,457
Warrants	—	—	0	0
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investment Securities	3,762,639	—	—	3,762,639
Repurchase Agreements	—	5,035,000	—	5,035,000

Total Investments at Value	$3,762,639	$147,784,346	$557,491	$152,104,476

Other Financial Instruments:@

Forward Foreign Currency Contracts	$—	$1,191	$—	$1,191

21

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:@

Forward Foreign Currency Contracts	$—	$78,622	$—	$78,622

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
@	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

22

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — December 31, 2020

Note 1. Organization of the Fund

SunAmerica Senior Floating Rate Fund, Inc. (the “Corporation”) is an open-end, diversified management investment company organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation consists of one series — AIG Senior Floating Rate Fund (the “Fund”). The Fund is managed by SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Fund’s investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations (“Loans”). The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities. The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and high yield fixed income securities and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S. companies.

The Fund offers three classes of shares: Class A, Class C and Class W. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—	Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.

Class C shares—	Offered at net asset value without an initial sales charge and may be subject to a CDSC on redemptions made within 12 months of purchase. Effective September 30, 2020, Class C shares convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class W shares—	Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund’s registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, with Class C shares being subject to higher distribution fee rates. Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, Class W shares pay a service fee to the Fund’s distributor for providing administrative and shareholder services.

Indemnifications: The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the “Disinterested Directors”), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund’s maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to

23

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — December 31, 2020 — (continued)

investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of December 31, 2020, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than

24

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — December 31, 2020 — (continued)

one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior secured floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market

25

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — December 31, 2020 — (continued)

daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund’s Portfolio of Investments.

Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements. The Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of December 31, 2020, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended December 31, 2020. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of December 31, 2020, please refer to the schedule at the end of the Fund’s Portfolio of Investments.

26

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — December 31, 2020 — (continued)

Asset Derivatives	Liability Derivatives
Forward Foreign Currency Contracts(1)	Forward Foreign Currency Contracts(2)
Foreign Exchange Contracts	Foreign Exchange Contracts
$1,191	$78,622

Statement of Assets and Liabilities Location:

(1)    Unrealized appreciation on forward foreign currency contracts

(2)    Unrealized depreciation on forward foreign currency contracts

Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Forward Foreign Currency Contracts(1)	Forward Foreign Currency Contracts(2)
Foreign Exchange Contracts	Foreign Exchange Contracts
$(1,105,797)	$2,153

Statement of Operations Location:

(1)    Net realized gain (loss) on forward contracts

(2)    Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended December 31, 2020.

Average Amount Outstanding During the Period
Foreign Exchange Contracts(1)
$15,205,389

(1)    Amounts represent notional amounts in US dollars.

The following table sets forth the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of December 31, 2020.

	Derivative Assets(1)		Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	Total	Forward Foreign Currency Contracts	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG.	$551	$551	$—	$551	$551	$—	$551
Toronto Dominion Bank	640	640	78,622	78,622	(77,982)	—	(77,982)

Total	$1,191	$1,191	$78,622	$79,173	$(77,431)	$—	$(77,431)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Repurchase Agreements: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In

27

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — December 31, 2020 — (continued)

the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of December 31, 2020, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	1.33%	$1,090,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 31, 2020, bearing interest at a rate of 0.05% per annum, with a principal amount of $82,090,000, a repurchase price of $82,090,456, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.63%	12/31/2027	$83,837,000	$83,668,154

As of December 31, 2020, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	1.33%	$865,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated December 31, 2020, bearing interest at a rate of 0.05% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,361, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.50%	02/15/2046	$55,193,000	$66,248,285

As of December 31, 2020, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	1.33%	$865,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 31, 2020, bearing interest at a rate of 0.04% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,289, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.75%	08/15/2042	$53,146,300	$66,237,548

28

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — December 31, 2020 — (continued)

As of December 31, 2020, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	1.34%	$1,110,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 31, 2020, bearing interest at a rate of 0.04% per annum, with a principal amount of $83,000,000, a repurchase price of $83,000,369, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	05/15/2028	$73,132,000	$84,948,982

As of December 31, 2020, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	1.33%	$1,105,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated December 31, 2020, bearing interest at a rate of 0.04% per annum, with a principal amount of $83,000,000, a repurchase price of $83,000,369, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	5.00%	05/15/2037	$53,905,000	$84,675,464

When-Issued Securities and Forward Commitments: The Fund may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. In addition, the Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Fund may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Loans: The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

29

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — December 31, 2020 — (continued)

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees are accreted over the life of the loan. Fees in the amount of $112,547 were recognized for the year ended December 31, 2020. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $15,855 for the year ended December 31, 2020, are recorded as income when received or contractually due to the Fund.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Currency Translation: The books and records of the Fund is maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

30

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — December 31, 2020 — (continued)

LIBOR Risk: A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

Recent Accounting and Regulatory Developments: In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Fund.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. Management is currently evaluating the Rule and its impact to the Fund.

Note 3. Capital Share Transactions

	For the year ended December 31, 2020		For the year ended December 31, 2019
Class A	Shares	Amount	Shares	Amount
Shares sold	2,943,661	$21,956,789	2,840,820	$22,514,129
Reinvested dividends	302,929	2,267,176	556,869	4,406,845
Shares redeemed	(3,147,561)	(23,462,971)	(6,221,145)	(49,205,810)

Net increase (decrease) in shares outstanding before automatic conversion	99,029	760,994	(2,823,456)	(22,284,836)
Shares issued/(reacquired) upon automatic conversion	455,369	3,432,595	122,660	972,358

Net increase (decrease)	554,398	$4,193,589	(2,700,796)	$(21,312,478)

31

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — December 31, 2020 — (continued)

	For the year ended December 31, 2020		For the year ended December 31, 2019
Class C	Shares	Amount	Shares	Amount
Shares sold	272,346	$2,059,596	1,009,419	$7,996,848
Reinvested dividends	160,108	1,195,546	392,439	3,104,263
Shares redeemed	(4,521,695)	(33,552,394)	(4,308,722)	(34,033,672)

Net increase (decrease) in shares outstanding before automatic conversion	(4,089,241)	(30,297,252)	(2,906,864)	(22,932,561)
Shares issued/(reacquired) upon automatic conversion	(455,910)	(3,432,595)	(122,698)	(972,358)

Net increase (decrease)	(4,545,151)	$(33,729,847)	(3,029,562)	$(23,904,919)

	For the year ended December 31, 2020		For the year ended December 31, 2019
Class W	Shares	Amount	Shares	Amount
Shares sold	663,580	$5,151,381	4,824,111	$38,332,740
Reinvested dividends	94,360	710,489	235,531	1,868,579
Shares redeemed	(3,392,317)	(25,163,159)	(4,133,314)	(32,865,173)

Net increase (decrease)	(2,634,377)	$(19,301,289)	926,328	$7,336,146

Note 4. Purchases and Sales of Securities

During the year ended December 31, 2020, the Fund’s cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns, were $81,590,449 and $128,549,616, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

The Fund has entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”) with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund’s books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund’s assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.63% on the first $2 billion of average daily net assets and 0.58% above $2 billion of average daily net assets. For the year ended December 31, 2020, SunAmerica waived $363,487 of investment advisory fees.

Wellington Management Company LLP (“Wellington”) acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund’s assets. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

Pursuant to the Administrative Services Agreement (the “Administrative Agreement”), SunAmerica acts as the Fund’s administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund’s Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the year ended December 31, 2020, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. (“ACS” or the “Distributor”), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (other than

32

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — December 31, 2020 — (continued)

Class W shares) (each a “Plan” and collectively, the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the “Class A Plan” and “Class C Plan”. In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund’s Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class’ Plan may exceed the Distributor’s distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the year ended December 31, 2020, ACS received fees (see Statement of Operations) based upon the aforementioned rates.

The Fund has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. For the year ended December 31, 2020, ACS earned fees as reflected in the Statement of Operations based on the aforementioned rate.

For the year ended December 31, 2020, ACS received sales charges on Class A shares of $25,837, of which $16,357 was reallowed to affiliated broker-dealers and $4,405 to non-affiliated broker-dealers. In addition, ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the year ended December 31, 2020, ACS received contingent deferred sales charges of $2,311.

The Fund has entered into a Service Agreement with AIG Fund Services, Inc. (“AFS”) an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Fund’s transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate AFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended December 31, 2020, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AFS pursuant to the terms of the Service Agreement.

	Expense	Payable at December 31, 2020
Class A	$198,514	$18,181
Class C	117,940	6,860
Class W	47,033	2,979

SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s annual operating expenses at 1.02% for Class A, 1.42% for Class C and 0.82% for Class W of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees and other expenses not

33

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — December 31, 2020 — (continued)

incurred in the ordinary course of the Fund’s business. The expense reimbursements and fee waivers will continue indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the year ended December 31, 2020, SunAmerica waived fees and/or reimbursed expenses as follows: Class A $613,119, Class C $383,994 and Class W $154,801.

Note 6. Federal Income Taxes

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable, treatment of defaulted securities and wash sales.

Distributable Earnings			Tax Distributions
For the year ended December 31, 2020			For the year ended December 31, 2020			For the year ended December 31, 2019
Ordinary Income	Long-term Gains, Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
$ —	$(35,969,000)	$(1,900,896)	$4,188,956	$ —	$595,179	$10,824,840	$ —

Capital Loss Carryforwards: At December 31, 2020 for Federal income tax purposes, the Fund has $34,460,224 of unlimited long-term capital losses and $1,508,776 of unlimited short-term capital losses.

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2020, the fund deferred $2,433,149 of post-October capital losses, consisting of $114,972 short-term gains and $2,548,121 of long-term losses.

For the year ended December 31, 2020, reclassifications were made to increase accumulated net realized gain (loss) by $997,006, decrease paid in capital by $595,179 and decrease undistributed net investment income by $401,826. The reclassifications arising from book/tax differences were due primarily to return of capital and the reclassification of foreign currency gains and losses.

At December 31, 2020, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities, repurchase agreements and derivatives, were as follows:

Cost (tax basis)	$153,924,033

Gross unrealized appreciation	$2,502,528
Gross unrealized depreciation	(4,322,085)

Net unrealized depreciation	($1,819,557)

Note 7. Line of Credit

The Fund, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Fund’s custodian. Prior to September 4, 2020, interest is payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Fund has paid State Street for its own account, the Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Effective September 4, 2020, interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate

34

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — December 31, 2020 — (continued)

plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Fund has paid State Street for its own account, the Fund’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000.

For the year ended December 31, 2020, the Fund did not utilize the line of credit.

Note 8. Interfund Lending

Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2020, the Fund did not participate in this program.

Note 9. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 10. Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Note 11. Subsequent Event

SunAmerica and Touchstone Advisors, Inc. (“Touchstone”) announced that they have entered into a definitive agreement for Touchstone to acquire certain assets related to SunAmerica’s retail mutual fund management business (the “AIG Funds”).

Under the terms of the agreement, subject to shareholder approval, twelve of the AIG Funds, including the AIG Senior Floating Rate Fund, are expected to be reorganized into either existing or newly created series of trusts in the Touchstone fund complex (the “Reorganizations”), and subsequently will be advised by Touchstone under its sub-advised mutual fund approach. On February 8, 2021, the Boards of Directors/Trustees of the AIG Funds unanimously approved each of the proposed Reorganizations.

35

SunAmerica Senior Floating Rate Fund, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Senior Floating Rate Fund, Inc. and Shareholders of AIG Senior Floating Rate Fund

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AIG Senior Floating Rate Fund (the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

February 25, 2021

We have served as the auditor of one or more investment companies in the AIG Funds family of funds since 1984.

36

SunAmerica Senior Floating Rate Fund, Inc.

DIRECTORS AND OFFICERS INFORMATION — December 31, 2020 — (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex. Unless otherwise noted, the address of each Director and executive officer is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.

Name and Age	Position(s) Held With Trust	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Directorship(s) Held by Trustee During Past Five Years(3)

Disinterested Trustees

Dr. Judith L. Craven Age: 75	Trustee	2001-present	Retired.	82	Director A.G. Belo Corp. (media company) (1992 to 2014); Director, Sysco Corp. (food marketing and distribution company) (1996 to 2017); Director, Luby’s, Inc. (1998 to present).

Richard W. Grant Age: 75	Trustee Chairman of the Board	2011-present	Retired.	23	None

Stephen J. Gutman Age: 77	Trustee	2001-present	Senior Vice President and Associate Broker, The Corcoran Group (real estate) (2002 to present); President, SJG Marketing, Inc. (2009 to present).	23	None

Eileen A. Kamerick Age: 62	Trustee	2018-present	National Association of Corporate Directors Board Leadership Fellow and financial expert; Adjunct Professor of Law, University of Chicago, Washington University in St. Louis and University of Iowa law schools (2007 to Present); formerly, Senior Advisor to the Chief Executive Officer and Executive Vice President and Chief Financial Officer of ConnectWise, Inc. (software and services company) (2015 to 2016); Chief Financial Officer, Press Ganey Associates (health care informatics company) (2012 to 2014).	23	Hochschild Mining plc (precious metals company) (2016 to Present); Associated Banc-Corp (financial services company) (2007 to Present); Legg Mason Closed End Funds (registered investment companies) (2013 to Present); Westell Technologies, Inc. (technology company) (2003 to 2016).

Interested Trustee

Peter A. Harbeck(4) Age: 67	Trustee	2001-present	Retired June 2019; formerly President, CEO (1997 to 2019), and Director (1992 to 2019), SunAmerica; Director, AIG Capital Services, Inc. (“ACS”) (1993 to 2019); Chairman, President and CEO, Advisor Group, Inc. (2004 to 2016).	82	None

(1)	Trustees serve until their successors are duly elected and qualified.
(2)

The term “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or any investment adviser that is an affiliate of the Adviser. The “Fund Complex” includes the Trust (1 fund), SunAmerica Money Market

37

SunAmerica Senior Floating Rate Fund, Inc.

DIRECTORS AND OFFICERS INFORMATION — December 31, 2020 — (unaudited) (continued)

Funds Inc. (“SAMMF”) (1 fund), SunAmerica Equity Funds (“SAEF”) (2 funds), SunAmerica Income Funds (“SAIF”) (3 funds), SunAmerica Series, Inc. (“SA Series”) (6 funds), Anchor Series Trust (“AST”) (4 portfolios), SunAmerica Specialty Series (6 funds), SunAmerica Series Trust (“SAST”) (60 portfolios), VALIC Company I (“VALIC I”) (44 funds), VALIC Company II (“VALIC II”) (15 funds), Seasons Series Trust (“SST”) (19 portfolios).
(3)	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
(4)	Mr. Harbeck is considered to be an Interested Trustee because he owns shares of American International Group, Inc., the ultimate parent of the Adviser.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

Name and Age	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers

John T. Genoy Age: 52	President	2007- present	Chief Financial Officer, SunAmerica (2002 to present); Senior Vice President, SunAmerica (2004 to present); Chief Operating Officer, SunAmerica (2006 to present).

Sharon French Age: 55	Executive Vice President	2019- present	President and CEO of SunAmerica (since 2019); Vice President of AIG (since 2019); Executive Vice President and Head of Beta Solutions, OppenheimerFunds (2016-2019); President, F-Squared Capital, LLC (financial services) (2013-2015).

Gregory R. Kingston Age: 54 2919 Allen Parkway Houston, Texas 77019	Treasurer	2014- present	Vice President, SunAmerica (2001 to present); Head of Mutual Fund Administration, SunAmerica (2014 to present).

James Nichols Age: 54	Vice President	2006- present	Director, President and CEO, ACS (2006 to present); Senior Vice President, SunAmerica (2002 to present).

Gregory N. Bressler Age: 54	Secretary	2005- present	Senior Vice President and General Counsel, SunAmerica (2005 to present).

Kathleen D. Fuentes Age: 51	Chief Legal Officer and Assistant Secretary	2013- present	Vice President and Deputy General Counsel, SunAmerica (2006 to present).

Timothy P. Pettee Age: 62	Vice President	2018 to Present	Chief Investment Officer, SunAmerica (2018 to Present); Lead Portfolio Manager-Rules Based Funds (2013 to Present); Chief Investment Officer (2003 to 2013)

Shawn Parry Age: 48 2919 Allen Parkway Houston, Texas 77019	Vice President and Assistant Treasurer	2014- present	Assistant Vice President, SunAmerica (2005 to 2014); Vice President, SunAmerica (2014 to present).

Donna M. McManus Age: 59	Vice President and Assistant Treasurer	2014- present	Managing Director, BNY Mellon (2009-2014); Vice President, SunAmerica, (2014 to present).

Christopher C. Joe Age: 51 2919 Allen Parkway Houston, Texas 77019	Chief Compliance Officer	2017 to Present	Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, The Variable Annuity Life Insurance Company (2017 to Present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco Ltd. (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014-2015).

38

SunAmerica Senior Floating Rate Fund, Inc.

DIRECTORS AND OFFICERS INFORMATION — December 31, 2020 — (unaudited) (continued)

Name and Age	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years

Matthew J. Hackethal Age: 49	Anti-Money Laundering (“AML”) Compliance Officer	2006- present	Acting Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2016 to 2017); Chief Compliance Officer, SunAmerica (2006 to Present); Chief Compliance Officer, The Variable Annuity Life Insurance Company (2016 to 2017); AML Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2006 to Present); and Vice President, SunAmerica (2011 to Present).

39

SunAmerica Senior Floating Rate Fund, Inc.

SHAREHOLDER TAX INFORMATION — (unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended December 31, 2020. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to shareholders in early 2021.

During the year ended December 31, 2020 the Fund paid the following dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deduction
Class A	$—	—%
Class C	—	—

For the year ended December 31, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, none may be considered qualified dividend income.

40

SunAmerica Senior Floating Rate Fund, Inc.

COMPARISON: FUND vs. INDEX — (unaudited)

As required by the Securities and Exchange Commission, the graph on the following pages compares the performance of a $10,000 investment in the Fund to a similar investment in the index. Please note that the term “inception,” as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The graph presents the performance of Class C shares of the Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class. Past performance does not predict future results.

41

SunAmerica Senior Floating Rate Fund, Inc.

COMPARISON: FUND vs. INDEX — (unaudited) (continued)

The AIG Senior Floating Rate Fund (Class C) returned 0.38%, underperforming its benchmark, the S&P/LSTA Leveraged Loan Index (“LLI”)*, which returned 3.12% for the annual period ended December 31, 2020. The Fund also underperformed the Bloomberg Barclays U.S. Aggregate Bond Index,* a broad-based fixed income market index, which returned 7.51% for the same annual period.

Security selection overall detracted from the Fund’s results, driven primarily by weak selection within the energy and consumer cyclical services industries. This was partially offset by effective selection within the wireless and packaging industries, which contributed positively to relative results.

Among individual loans, significant detractors from the Fund’s returns included overweight positions in loans issued by AVSC Holding, a leading provider of commercial support services in the audiovisual and event experiences industry, and AFG Holdings, an oilfield drilling services provider. The individual loans that contributed most positively to the Fund’s absolute returns were overweight positions in those of wireless and wireline communication services provider Sprint and utility line construction services provider PowerTeam Services.

Quality positioning within the Fund had a positive impact on relative performance during the first quarter of 2020 when the Fund was overweight BB-rated loans but had a negative impact on relative performance for the remainder of the annual period. Compared to the LLI, as of the end of 2020, the Fund maintained an overweight position in loans rated B, as we believed they offered the best risk/reward profiles.

In aggregate, industry allocation decisions contributed positively to the Fund’s relative results. The Fund’s overweight to the wireless industry contributed most positively. While we took an idiosyncratic, or individualized, approach to issuers in the wireless industry, we believed that certain wireless companies benefited in terms of industry structure and economics from consolidation in the technology, media and telecommunications space. Partially offsetting this positive contributor was the Fund’s underweight to the strongly performing technology industry, which detracted. We saw the best opportunities in software companies with strong recurring revenue streams, but remained underweight legacy hardware companies, which experienced substantial growth during the work-from-home, school-at-home conditions that dominated amid the COVID-19 pandemic. We had believed there was too much complacency around these legacy hardware companies’ business models.

Past performance is no guarantee of future results.

*

The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilized real-time market weightings, spreads and interest payments. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar-denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund’s ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g. unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

42

SunAmerica Senior Floating Rate Fund, Inc.

COMPARISON: FUND vs. INDEX — (unaudited) (continued)

Over the past ten years, $10,000 invested in the Senior Floating Rate Fund Class C shares would have increased to $13,534. The same amount invested in securities mirroring the performance of the S&P/LSTA Leveraged Loan Index and the Bloomberg Barclays U.S. Aggregate Bond Index would be valued at $15,264 and $14,576, respectively.

Senior Floating Rate Fund#	Class A		Class C		Class W
	Average Annual Return	Cumulative Return†	Average Annual Return	Cumulative Return†	Average Annual Return	Cumulative Return†
1 Year Return	-3.16%	0.64%	-0.60%	0.38%	0.99%	0.99%
5 Year Return	3.51%	23.50%	3.98%	21.55%	N/A	N/A
10 Year Return	3.00%	39.58%	3.07%	35.34%	N/A	N/A
Since Inception*	2.93%	56.87%	3.55%	117.83%	2.94%	11.32%
#	For the purposes of the table, it has been assumed that the maximum sales charge of 3.75% with respect to Class A shares was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares have been deducted, as applicable. Effective September 30, 2020, the maximum sales charge with respect to Class A Shares was lowered to 3.00%.
†	Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*	Inception date: Class A: 10/04/2006; Class C: 08/31/1998; Class W: 04/20/2017
††	The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loans. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments.
**	The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

Indices are not managed and an investor cannot invest directly into an index.

The Fund operated as a closed-end investment company with monthly repurchase offers until October 4, 2006, whereupon it converted to an open-end investment company. Information in the graph and table reflects performance of the Fund as a closed-end investment company through October 3, 2006, and the Fund may have performed differently if it were an open-end investment company prior to that date.

For the 12 month period ended December 31, 2020, the AIG Senior Floating Rate Class C returned -0.60% compared to 3.12% for the S&P/LSTA Leveraged Loan Index and 7.51% for the Bloomberg Barclays U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 3.00%; Contingent Deferred Sales Charge (CDSC): Class C: 1.00% CDSC. The fund’s daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.safunds.com

43

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Directors

Dr. Judith L. Craven

Richard W. Grant

Stephen J. Gutman

Peter A. Harbeck

Eileen A. Kamerick

Officers

John T. Genoy, President and Chief Executive Officer

James Nichols, Vice President

Sharon French, Executive Vice President

Timothy Pettee, Vice President

Christopher C. Joe, Chief Compliance Officer

Gregory N. Bressler, Secretary

Gregory R. Kingston, Treasurer

Kathleen Fuentes, Chief Legal Officer
and Assistant Secretary

Matthew J. Hackethal, Anti-Money Laundering Compliance Officer

Donna McManus, Vice President and Assistant Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Investment Adviser

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Transfer Agent

DST Asset Manager Solutions, Inc.

303 W 11th Street

Kansas City, MO 64105

Custodian

State Street Bank and Trust Company

One Lincoln St.

Boston, MA 02111

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to securities held in the Fund’s portfolio, which is available in the Fund’s Statement of Additional Information may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semi-annual report (the “shareholder documents”) to shareholders with multiple accounts residing at the same “household.” This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Fund receives instructions to the contrary, you will only receive one copy of the shareholder documents. The Fund will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG Funds, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON FUND PORTFOLIO SECURITIES

Information regarding how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 858-8850 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

Go Paperless!!

Did you know that you have the option to

receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It’s Quick — Fund documents will be received faster than via traditional mail.

It’s Convenient — Elimination of bulky documents from personal files.

It’s Cost Effective — Reduction of your Fund’s printing and mailing costs.

To sign up for electronic delivery, follow

these simple steps:

1	Go to www.aig.com/funds
2	Click on the link to “Go Paperless!!”

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

SFANN - 12/20

Item 2.	Code of Ethics

The SunAmerica Senior Floating Rate Fund, Inc. (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended December 31, 2020, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Eileen A. Kamerick, a Director of the registrant, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. Kamerick is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) — (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2019	2020
(a) Audit Fees	$114,272	$115,414
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$18,833	$19,398
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2019	2020
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2019 and 2020 were $18,833 and $19,398, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes- Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 2, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 2, 2021